1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

October 27, 2020

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”)

    Registration Statement on Form N-2, File No. 811-22758

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel